SEGMENT INFORMATION - Revenue by similar group of products or services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
SEGMENT INFORMATION
Revenue	$ 419,446,439	$ 328,455,588	$ 206,697,620
Seed and integrated products
SEGMENT INFORMATION
Revenue	56,607,964	47,858,146	33,422,140
Crop protection
SEGMENT INFORMATION
Revenue	205,685,451	173,095,092	113,508,465
Crop nutrition
SEGMENT INFORMATION
Revenue	157,153,024	107,502,350	59,767,015
Seed Treatments Packs | Seed and integrated products
SEGMENT INFORMATION
Revenue	32,469,652	29,056,276	29,072,060
Seed & Royalties Payments | Seed and integrated products
SEGMENT INFORMATION
Revenue	7,004,400	6,384,927	4,350,080
HB4 Program | Seed and integrated products
SEGMENT INFORMATION
Revenue	17,133,912	12,416,943
Adjuvants | Crop protection
SEGMENT INFORMATION
Revenue	52,978,705	51,211,406	50,443,314
Seed CP Products and Services | Crop protection
SEGMENT INFORMATION
Revenue	26,080,587	26,478,873	22,648,915
Bioprotection | Crop protection
SEGMENT INFORMATION
Revenue	32,502,175
Other CP Products and Services | Crop protection
SEGMENT INFORMATION
Revenue	94,123,984	95,404,813	40,416,236
Inoculants & Biofertilizers | Crop nutrition
SEGMENT INFORMATION
Revenue	23,621,534	23,621,552	30,465,272
Micro-beaded Fertilizers | Crop nutrition
SEGMENT INFORMATION
Revenue	123,731,172	$ 83,880,798	$ 29,301,743
Biostimulants | Crop nutrition
SEGMENT INFORMATION
Revenue	$ 9,800,318